Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Within one year	¥ 1,453
After one year through five years	23,656
After five years through ten years	46,346
After ten years through twenty years	62,054
Indefinite period	33,629
Total	¥ 167,138